INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
(Loss)/Income Before Income Taxes
(Loss)/income before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	189,760	181,457	(173,693)	(26,620)
Non-PRC	24,439	33,800	16,554	2,537
	214,199	215,257	(157,139)	(24,083)

Current and Deferred Portions of Income Tax Benefit/(Expense)
The current and deferred portions of income tax expense included in the consolidated statements of income/(loss) are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	(65,023)	(64,222)	(15,454)	(2,368)
Deferred income tax (expense)/benefit	(6,740)	(6,475)	31,149	4,774
Income tax (expense)/benefit	(71,763)	(70,697)	15,695	2,406

Reconciliation of the Income Tax Expense
The reconciliation of the income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Income/(loss) before income tax	214,199	215,257	(157,139)	(24,083)
Income tax (expense)/ benefit computed at the PRC statutory tax rate of 25%	(53,550)	(53,815)	39,285	6,021
Effect of different tax rates in different jurisdictions	2,291	(2,286)	(13,281)	(2,035)
Effect of preferential tax rates	—	8,444	(332)	(51)
Effect of tax rate change	—	(4,483)	2,942	451
Non-deductible expenses and others	(15,069)	(19,438)	(6,702)	(1,027)
Outside basis difference on investment in WFOE	(6,233)	(9,872)	5,712	875
PRC royalty withholding tax	(6,080)	(1,027)	(2,405)	(368)
Changes in valuation allowance	6,878	11,780	(9,524)	(1,460)
Income tax (expense)/benefit	(71,763)	(70,697)	15,695	2,406

Deferred Tax Assets and Liabilities
The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	6,182	10,695	1,639
Tax loss carry forward	17,075	44,212	6,776
Revenue recognition	5,031	2,424	371
Right-of-use assets	—	161,642	24,773
Others	846	1,378	211
Less: Valuation allowance	(16,850)	(23,685)	(3,629)
	12,284	196,666	30,141
Deferred tax liabilities:
Long-lived assets arising from acquisitions	7,239	6,703	1,027
Outside basis difference on investment in WFOE	23,725	18,013	2,761
Lease liabilities	—	161,642	24,773
Others	1,410	78	12
	32,374	186,436	28,573
Presentation in the consolidated balance sheets:
Deferred tax assets, net	11,026	34,241	5,248
Deferred tax liabilities, net	(31,116)	(24,011)	(3,680)
Net deferred tax (liabilities)/assets	(20,090)	10,230	1,568

Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2019	2020	2020
	RMB	RMB	US$
Balance at January 1,	7,613	29,554	4,529
Additions due to tax positions taken and business combination during the current year	26,662	9,083	1,392
Reversal based on tax positions related to prior years	(4,721)	(5,809)	(890)
Settlement	—	—	—
Foreign currency translation adjustments	—	—	—
Balance at December 31,	29,554	32,828	5,031